Reporting entity	12 Months Ended
Dec. 31, 2020
Reporting entity
Reporting entity

1     Reporting entity

(a)

ZIM Integrated Shipping Services Ltd. (hereinafter - the “Company” or “ZIM”) and its subsidiaries (hereinafter - the “Group” or “the Companies”) and the Group’s interests in associates, operate in the field of container shipping and related services.

ZIM is a company incorporated in Israel, with limited liability. ZIM’s ordinary shares have been listed on the New York Stock Exchange (the “NYSE”) under the symbol “ZIM” on January 28, 2021. The address of the Company’s registered office is 9 Andrei Sakharov Street, Haifa, Israel.

(b)	Financial position

The container shipping industry is characterized in recent years by volatility in freight rates, charter rates and bunker prices, accompanied by significant uncertainties in the global trade (including further implications that might derive from the Covid-19 pandemic), while current market conditions impact positively with increased freight rates and recovery in volumes of trades.

In view of the aforementioned business environment and in order to constantly improve the Group’s results of operations and liquidity position, Management continues to optimize its network by entering into new partnerships and cooperation agreements (see also below) and by upgrading its customer’s offerings, whilst seeking operational excellence and cost efficiencies. In addition, the Company continues to explore options which may contribute to strengthen its capital and operational structure.

During 2018, the Company entered into a strategic operational cooperation with the “2M” alliance (“the agreement”). According to the agreement, the Company and the parties of the 2M alliance (Maersk and MSC, two leading shipping liner companies) exchange slots on vessels operated between Asia and the US East-Coast. In addition, the Company charters slots on vessels operated by the “2M”, and all parties may offer each other additional slots. The agreement enables the Company to provide its customers improved port coverage and transit time, while maximizing vessels utilization and generating cost efficiencies. During 2019, this cooperation was extended also to certain lines in the Asia Mediterranean, Asia - Pacific Northwest and Asia – US Gulf trades.

In June 2020, the Company completed an early and full repayment of its Tranche A loans, in a total amount of US$ 13 million. Following such full repayment, certain financial covenants (referred as ‘Total leverage ratio’ and ‘Fixed charge cover ratio’ — see also Note 12(c)), as well as restrictions related to the assets, previously securing such loans, were removed and no longer apply.

In September 2020, the Company launched a tender offer to repurchase, at its own discretion, some of its notes of Tranches C and D (Series 1 and 2 Notes), through an unrestrictive subsidiary incorporated for such purpose, in accordance with the terms and conditions set forth in the indenture of such notes, up to a total amount of US$ 60 million (including related costs). In October 2020, during and further to this tender offer, the Company completed the repurchase of Tranche C notes with an aggregated face value of $58 million, for a total consideration (including related costs) of $47 million, resulting with a gain from repurchase of debt of $6 million recorded during the period.

As at December 31, 2020, the Company complies with its financial covenants, the Company’s liquidity amounts to US$ 572 million (Minimum Liquidity required is US$ 125 million) - see also Note 12(c).

In January 2021, the Company announced an early repayment of US$ 85 million, to be executed in March 2021, in respect of its Tranche C notes, as a result of the related excess cash mechanism (see also Note 12(b)).

In February 2021, the Company completed its initial public offering of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), for gross consideration of $225 million ($204 million, after deducting underwriting discounts and commissions and other offering expenses). The Company’s ordinary shares began trading on The New York Stock Exchange (the “NYSE”) under the symbol “ZIM” on January 28, 2021.

Prior to the Company’s initial public offering, the Company obtained waivers from its notes holders, subject to the completion of the Company’s offering, by which certain requirements and limitations in respect of repurchase of debt, incurrences of debt, vessels financing, reporting requirements and dividend distributions, were relieved or removed.

In February 2021, the Company also announced a strategic agreement with Seaspan, for the long-term charter of up to ten 15,000 TEU liquefied natural gas (LNG) dual-fuel container vessels. This agreement provides several alternatives for the Company to choose from, according to which the Company will incur annual charter hire costs between $16 million and $20 million, per vessel. These vessels are to be delivered commencing 2023, in order to serve the Company’s Asia - US East Coast trade.